Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Gross deferred tax asset
Policy reserves and other insurance items	$ 2,695	$ 3,257
Employee benefits	151	137
Derivative investments	1,129	1,121
Other investment items	0	330
Net operating loss carryforward	284	29
Other	11	53
Total gross deferred tax asset	4,270	4,927
Valuation allowance	0	0
Gross deferred tax asset, net of valuation allowance	4,270	4,927
Gross deferred tax liability
Deferred acquisition costs and sales inducements	(2,870)	(2,811)
Other investment items	(22)	0
Net unrealized investment gains	(451)	(1,021)
Other	(18)	(59)
Total gross deferred tax liability	(3,361)	(3,891)
Net deferred tax asset	$ 909	$ 1,036